Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 262	¥ 260	¥ 1,114	¥ 1,423
Reinsurance premiums	¥ (1,046)	¥ (1,279)	¥ (3,272)	¥ (3,805)